RELATED PARTY TRANSACTIONS (Details 1) - USD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Related Party Transaction [Line Items]
Management fees paid	$ 889,044	$ 354,420
Series 15 [Member]
Related Party Transaction [Line Items]
Management fees paid	63,602	0
Series 16 [Member]
Related Party Transaction [Line Items]
Management fees paid	231,826	243,000
Series 17 [Member]
Related Party Transaction [Line Items]
Management fees paid	53,052	76,248
Series 18 [Member]
Related Party Transaction [Line Items]
Management fees paid	508,704	0
Series 19 [Member]
Related Party Transaction [Line Items]
Management fees paid	$ 31,860	$ 35,172